Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment information
Segment information

A.	Basis for segment information

Our Executive Office is comprised of five Group Presidents, a Senior Vice President, an Executive Vice President and a CEO. Group Presidents are accountable for a related set of end-to-end businesses that they manage.  The Senior Vice President leads the Caterpillar Enterprise System Group and the Executive Vice President leads the Law and Public Policy Division. The CEO allocates resources and manages performance at the Group President level.  As such, the CEO serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Energy & Transportation are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who also has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment. One Group President leads two smaller operating segments that are included in the All Other operating segments. The Caterpillar Enterprise System Group and Law and Public Policy Division are cost centers and do not meet the definition of an operating segment.

Effective January 1, 2016, we made the following changes to segment reporting. These changes were made to reflect changes in organizational accountabilities and refinements to our internal reporting.

•	Responsibility for remanufacturing of Cat engines and components and remanufacturing services for other companies moved from the All Other operating segments to Energy & Transportation.

•
Responsibility for business strategy, product management, development, manufacturing, marketing and product support for forestry and paving products moved from the All Other operating segments to Construction Industries.

•
Responsibility for business strategy, product management, development, manufacturing, marketing and product support for industrial and waste products moved from the All Other operating segments to Resource Industries.

•	Responsibility for sales and product support of on-highway vocational trucks for North America moved from the All Other operating segments to Energy & Transportation.

•
Internal charges for component manufacturing and logistics services provided by All Other operating segments to Construction Industries, Resource Industries and Energy & Transportation in excess of cost have been adjusted to approximate cost, resulting in a reduction in profit in the All Other operating segments and corresponding increases in profit in the other three segments.

•
Costs that previously had been included in Corporate costs, primarily for company-wide strategies such as information technology and manufacturing process transformation, have been included in the ME&T operating segments that benefit from the costs.

Segment information for 2015, 2014 and 2013 has been retrospectively adjusted to conform to the 2016 presentation.

 B.             Description of segments

We have six operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in the All Other operating segments:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure, forestry and building construction applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support. The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, telehandlers, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, compact track loaders, medium track-type tractors, track-type loaders, motor graders, pipelayers, forestry products, paving products and related parts. In addition, Construction Industries has responsibility for an integrated manufacturing cost center. Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining, quarry, waste, and material handling applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support. The product portfolio includes large track-type tractors, large mining trucks, hard rock vehicles, longwall miners, electric rope shovels, draglines, hydraulic shovels, track and rotary drills, highwall miners, large wheel loaders, off-highway trucks, articulated trucks, wheel tractor scrapers, wheel dozers, landfill compactors, soil compactors, material handlers, continuous miners, scoops and haulers, hardrock continuous mining systems, select work tools, machinery components, electronics and control systems and related parts. Resource Industries also manages areas that provide services to other parts of the company, including integrated manufacturing and research and development. In addition, segment profit includes the impact from divestiture of portions of the Bucyrus distribution business. Inter-segment sales are a source of revenue for this segment.

Energy & Transportation:  A segment primarily responsible for supporting customers using reciprocating engines, turbines, diesel-electric locomotives and related parts across industries serving power generation, industrial, oil and gas and transportation applications, including marine and rail-related businesses. Responsibilities include business strategy, product design, product management, development, manufacturing, marketing, sales and product support of turbines and turbine-related services, reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and oil and gas industries; reciprocating engines supplied to the industrial industry as well as Cat machinery; the remanufacturing of Cat engines and components and remanufacturing services for other companies; the business strategy, product design, product management, development, manufacturing, remanufacturing, leasing and service of diesel-electric locomotives and components and other rail-related products and services and product support of on-highway vocational trucks for North America. Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The segment also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other operating segments:  Primarily includes activities such as: the business strategy, product management, development, and manufacturing of filters and fluids, undercarriage, tires and rims, ground engaging tools, fluid transfer products, precision seals and rubber, and sealing and connecting components primarily for Cat products; parts distribution; distribution services responsible for dealer development and administration including a wholly-owned dealer in Japan, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts; digital investments for new customer and dealer solutions that integrate data analytics with state-of-the art digital technologies while transforming the buying experience. Results for the All Other operating segments are included as a reconciling item between reportable segments and consolidated external reporting.

C.             Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

•
Machinery, Energy & Transportation segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles, accounts payable, and customer advances.  Liabilities other than accounts payable and customer advances are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

•	Segment inventories and cost of sales are valued using a current cost methodology.

•
Goodwill allocated to segments is amortized using a fixed amount based on a 20 year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment profit. In addition, only a portion of goodwill for certain acquisitions made in 2011 or later has been allocated to segments.

•
The present value of future lease payments for certain Machinery, Energy & Transportation operating leases is included in segment assets.  The estimated financing component of the lease payments is excluded.

•
Currency exposures for Machinery, Energy & Transportation are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment profit.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting is recorded as a methodology difference.

•	Stock-based compensation expense is not included in segment profit.

•
Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

•
Machinery, Energy & Transportation segment profit is determined on a pretax basis and excludes interest expense and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages 76 to 81 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit, we have grouped the reconciling items as follows:

•	Corporate costs: These costs are related to corporate requirements primarily for compliance and legal functions for the benefit of the entire organization.

•
Restructuring costs:  Primarily costs for employee separation costs, long-lived asset impairments and contract terminations. In 2015, restructuring costs also include costs related to our restructuring programs. These costs were primarily for accelerated depreciation and inventory write-downs. A table, Reconciliation of Restructuring costs on page 78, has been included to illustrate how segment profit would have been impacted by the restructuring costs. See Note 26 for more information.

•	Methodology differences: See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

•
Timing:   Timing differences in the recognition of costs between segment reporting and consolidated external reporting. For example, certain costs are reported on the cash basis for segment reporting and the accrual basis for consolidated external reporting.

Segment Information
(Millions of dollars)
Reportable Segments:
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2015
Construction Industries	$17,797	$109	$17,906	$563	$1,865	$6,176	$276
Resource Industries	7,739	332	8,071	585	1	8,931	303
Energy & Transportation	18,519	2,877	21,396	690	3,390	8,769	869
Machinery, Energy & Transportation	$44,055	$3,318	$47,373	$1,838	$5,256	$23,876	$1,448
Financial Products Segment	3,078	—	3,078	848	809	35,729	1,465
Total	$47,133	$3,318	$50,451	$2,686	$6,065	$59,605	$2,913

2014
Construction Industries	$20,590	$124	$20,714	$599	$2,133	$7,342	$447
Resource Industries	9,134	428	9,562	657	565	9,854	277
Energy & Transportation	22,306	3,386	25,692	696	4,287	8,661	669
Machinery, Energy & Transportation	$52,030	$3,938	$55,968	$1,952	$6,985	$25,857	$1,393
Financial Products Segment	3,313	—	3,313	885	901	36,969	1,634
Total	$55,343	$3,938	$59,281	$2,837	$7,886	$62,826	$3,027

2013
Construction Industries	$19,690	$135	$19,825	$588	$1,341	$8,447	$736
Resource Industries	12,015	382	12,397	661	1,669	10,641	464
Energy & Transportation	20,781	2,882	23,663	690	3,563	8,843	830
Machinery, Energy & Transportation	$52,486	$3,399	$55,885	$1,939	$6,573	$27,931	$2,030
Financial Products Segment	3,224	—	3,224	789	990	36,940	1,806
Total	$55,710	$3,399	$59,109	$2,728	$7,563	$64,871	$3,836

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments		Consolidated Total
2015
Total external sales and revenues from reportable segments	$44,055	$3,078	$—		$47,133
All Other operating segments	203	—	—		203
Other	(111)	101	(315)	[1]	(325)
Total sales and revenues	$44,147	$3,179	$(315)		$47,011

2014
Total external sales and revenues from reportable segments	$52,030	$3,313	$—		$55,343
All Other operating segments	236	—	—		236
Other	(124)	73	(344)	[1]	(395)
Total sales and revenues	$52,142	$3,386	$(344)		$55,184

2013
Total external sales and revenues from reportable segments	$52,486	$3,224	$—		$55,710
All Other operating segments	273	—	—		273
Other	(65)	78	(340)	[1]	(327)
Total sales and revenues	$52,694	$3,302	$(340)		$55,656

[1]	Elimination of Financial Products revenues from Machinery, Energy & Transportation.

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2015
Total profit from reportable segments	$5,256	$809	$6,065
All Other operating segments	(75)	—	(75)
Cost centers	20	—	20
Corporate costs	(600)	—	(600)
Timing	95	—	95
Restructuring costs	(881)	(17)	(898)
Methodology differences:
Inventory/cost of sales	(100)	—	(100)
Postretirement benefit expense	131	—	131
Stock-based compensation expense	(270)	(13)	(283)
Financing costs	(524)	—	(524)
Equity in (profit) loss of unconsolidated affiliated companies	(3)	—	(3)
Currency	(261)	—	(261)
Other income/expense methodology differences	(95)	—	(95)
Other methodology differences	(76)	43	(33)
Total consolidated profit before taxes	$2,617	$822	$3,439

2014
Total profit from reportable segments	$6,985	$901	$7,886
All Other operating segments	19	—	19
Cost centers	(12)	—	(12)
Corporate costs	(674)	—	(674)
Timing	(245)	—	(245)
Restructuring costs	(432)	—	(432)
Methodology differences:
Inventory/cost of sales	55	—	55
Postretirement benefit expense	(2,434)	—	(2,434)
Stock-based compensation expense	(242)	(12)	(254)
Financing costs	(502)	—	(502)
Equity in (profit) loss of unconsolidated affiliated companies	(8)	—	(8)
Currency	31	—	31
Other income/expense methodology differences	(249)	—	(249)
Other methodology differences	(49)	20	(29)
Total consolidated profit before taxes	$2,243	$909	$3,152

2013
Total profit from reportable segments	$6,573	$990	$7,563
All Other operating segments	2	—	2
Cost centers	16	—	16
Corporate costs	(510)	—	(510)
Timing	119	—	119
Restructuring costs	(200)	—	(200)
Methodology differences:
Inventory/cost of sales	(112)	—	(112)
Postretirement benefit expense	3,557	—	3,557
Stock-based compensation expense	(220)	(11)	(231)
Financing costs	(469)	—	(469)
Equity in (profit) loss of unconsolidated affiliated companies	6	—	6
Currency	(109)	—	(109)
Other income/expense methodology differences	(238)	—	(238)
Other methodology differences	(64)	41	(23)
Total consolidated profit before taxes	$8,351	$1,020	$9,371

Reconciliation of Restructuring costs:

As noted above, restructuring costs are a reconciling item between Segment profit and Consolidated profit before taxes. Had we included the amounts in the segments' results, the profit would have been as shown below:

Reconciliation of Restructuring costs:
(Millions of dollars)	Segment profit	Restructuring costs	Segment profit with restructuring costs
2015
Construction Industries	$1,865	$(123)	$1,742
Resource Industries	1	(305)	(304)
Energy & Transportation	3,390	(109)	3,281
Financial Products Segment	809	(17)	792
All Other operating segments	(75)	(129)	(204)
Total	$5,990	$(683)	$5,307

2014
Construction Industries	$2,133	$(314)	$1,819
Resource Industries	565	(72)	493
Energy & Transportation	4,287	(33)	4,254
Financial Products Segment	901	—	901
All Other operating segments	19	(6)	13
Total	$7,905	$(425)	$7,480

2013
Construction Industries	$1,341	$(54)	$1,287
Resource Industries	1,669	(105)	1,564
Energy & Transportation	3,563	(34)	3,529
Financial Products Segment	990	—	990
All Other operating segments	2	(4)	(2)
Total	$7,565	$(197)	$7,368

Reconciliation of Assets:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2015
Total assets from reportable segments	$23,876	$35,729	$—	$59,605
All Other operating segments	1,405	—	—	1,405
Items not included in segment assets:
Cash and short-term investments	5,340	—	—	5,340
Intercompany receivables	1,087	—	(1,087)	—
Investment in Financial Products	3,888	—	(3,888)	—
Deferred income taxes	3,208	—	(793)	2,415
Goodwill and intangible assets	3,571	—	—	3,571
Property, plant and equipment – net and other assets	1,585	—	—	1,585
Operating lease methodology difference	(213)	—	—	(213)
Liabilities included in segment assets	8,017	—	—	8,017
Inventory methodology differences	(2,646)	—	—	(2,646)
Other	(567)	(93)	(77)	(737)
Total assets	$48,551	$35,636	$(5,845)	$78,342

2014
Total assets from reportable segments	$25,857	$36,969	$—	$62,826
All Other operating segments	1,548	—	—	1,548
Items not included in segment assets:
Cash and short-term investments	6,317	—	—	6,317
Intercompany receivables	1,185	—	(1,185)	—
Investment in Financial Products	4,488	—	(4,488)	—
Deferred income taxes	2,843	—	(633)	2,210
Goodwill and intangible assets	3,492	—	—	3,492
Property, plant and equipment – net and other assets	1,766	—	—	1,766
Operating lease methodology difference	(213)	—	—	(213)
Liabilities included in segment assets	9,851	—	—	9,851
Inventory methodology differences	(2,697)	—	—	(2,697)
Other	(390)	(143)	(69)	(602)
Total assets	$54,047	$36,826	$(6,375)	$84,498

2013
Total assets from reportable segments	$27,931	$36,940	$—	$64,871
All Other operating segments	1,550	—	—	1,550
Items not included in segment assets:
Cash and short-term investments	4,597	—	—	4,597
Intercompany receivables	1,219	—	(1,219)	—
Investment in Financial Products	4,798	—	(4,798)	—
Deferred income taxes	1,810	—	(498)	1,312
Goodwill and intangible assets	3,582	—	—	3,582
Property, plant and equipment – net and other assets	1,769	—	—	1,769
Operating lease methodology difference	(273)	—	—	(273)
Liabilities included in segment assets	10,370	—	—	10,370
Inventory methodology differences	(2,539)	—	—	(2,539)
Other	(211)	(162)	(111)	(484)
Total assets	$54,603	$36,778	$(6,626)	$84,755

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2015
Total depreciation and amortization from reportable segments	$1,838	$848	$2,686
Items not included in segment depreciation and amortization:
All Other operating segments	205	—	205
Cost centers	154	—	154
Other	(33)	34	1
Total depreciation and amortization	$2,164	$882	$3,046

2014
Total depreciation and amortization from reportable segments	$1,952	$885	$2,837
Items not included in segment depreciation and amortization:
All Other operating segments	187	—	187
Cost centers	147	—	147
Other	(33)	25	(8)
Total depreciation and amortization	$2,253	$910	$3,163

2013
Total depreciation and amortization from reportable segments	$1,939	$789	$2,728
Items not included in segment depreciation and amortization:
All Other operating segments	199	—	199
Cost centers	149	—	149
Other	(14)	25	11
Total depreciation and amortization	$2,273	$814	$3,087

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2015
Total capital expenditures from reportable segments	$1,448	$1,465	$—	$2,913
Items not included in segment capital expenditures:
All Other operating segments	169	—	—	169
Cost centers	195	—	—	195
Timing	37	—	—	37
Other	(219)	194	(28)	(53)
Total capital expenditures	$1,630	$1,659	$(28)	$3,261

2014
Total capital expenditures from reportable segments	$1,393	$1,634	$—	$3,027
Items not included in segment capital expenditures:
All Other operating segments	192	—	—	192
Cost centers	181	—	—	181
Timing	21	—	—	21
Other	(146)	183	(79)	(42)
Total capital expenditures	$1,641	$1,817	$(79)	$3,379

2013
Total capital expenditures from reportable segments	$2,030	$1,806	$—	$3,836
Items not included in segment capital expenditures:
All Other operating segments	149	—	—	149
Cost centers	191	—	—	191
Timing	363	—	—	363
Other	(128)	105	(70)	(93)
Total capital expenditures	$2,605	$1,911	$(70)	$4,446

Enterprise-wide Disclosures:

Information about Geographic Areas:

				Property, plant and equipment - net
	External sales and revenues [1]			December 31,
(Millions of dollars)	2015	2014	2013	2015	2014
Inside United States	$19,218	$21,122	$18,579	$8,842	$8,714
Outside United States	27,793	34,062	37,077	7,248	7,863
Total	$47,011	$55,184	$55,656	$16,090	$16,577

[1]	Sales of Machinery, Energy & Transportation are based on dealer or customer location. Revenues from services provided are based on where service is rendered.